UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08188

                ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN EMERGING MARKET DEBT FUND
PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)
                                                     Principal
                                                        Amount
                                                         (000)       U.S.$ Value
--------------------------------------------------------------------------------

SOVEREIGN DEBT OBLIGATIONS--76.8%
Argentina--3.7%
Republic of Argentina
     1.98%, 8/03/12 FRN                          $       7,606    $   6,512,637
     11.375%, 3/15/10 (a)                                  450          139,500
     11.75%, 6/15/15 (a)                                 1,275          397,800
     12.00%, 6/19/31(a)                                  2,968          928,984
     12.25%, 6/19/18 (a)                                 7,721        2,412,686
     15.50%, 12/19/08 (a)                                6,585        2,044,643
                                                                  -------------
                                                                     12,436,250
                                                                  -------------
Brazil--17.3%
Federal Republic of Brazil
    10.50%, 7/14/14                                      3,557        4,135,013
    11.00%, 8/17/40 (b)                                 17,058       19,770,221
    12.00%, 4/15/10                                      2,675        3,271,525
    12.75%, 1/15/20                                      5,775        7,579,688
    C- Bonds
    8.00%, 4/15/14 (c)                                  18,032       18,461,359
    DCB FRN
    Series L
    3.125%, 4/15/12                                      4,478        4,282,290
                                                                  -------------
                                                                     57,500,096
                                                                  -------------
Bulgaria--0.9%
Republic of Bulgaria
   8.25%, 1/15/15 (d)                                    2,365        2,991,725
                                                                  -------------
Colombia--2.5%
Republic of Colombia
    8.25%, 12/22/14                                      1,250        1,284,375
    10.75%, 1/15/13                                      1,000        1,166,500
    11.75%, 2/25/20                                      4,735        5,989,775
                                                                  -------------
                                                                      8,440,650
                                                                  -------------
Ecuador--6.1%
Republic of Ecuador
    0.00%, 10/11/05                                      2,235        2,148,729
    8.00%, 8/15/30 (d)(e)                               19,202       17,761,850
    12.00%, 11/15/12 (d)                                   317          328,095
                                                                  -------------
                                                                     20,238,674
                                                                  -------------
El Salvador--0.6%
Republic of El Salvador
    7.625%, 9/21/34(d)                                     872          900,340
    8.50%, 7/25/11(d)                                    1,000        1,120,500
                                                                  -------------
                                                                      2,020,840
                                                                  -------------
Indonesia--0.8%
Republic of Indonesia
    6.75%, 3/10/14 (d)                                   2,645        2,693,139
                                                                  -------------

                                                     Principal
                                                        Amount
                                                         (000)       U.S.$ Value
--------------------------------------------------------------------------------

Jamaica--0.6%
Government of Jamaica
     11.75%, 5/15/11(d)                          $       1,180    $   1,457,300
     12.75%, 9/01/07(d)                                    365          427,050
                                                                  -------------
                                                                      1,884,350
                                                                  -------------
Mexico--13.6%
United Mexican States
    7.50%, 1/14/12                                       1,950        2,227,875
    8.125%, 12/30/19                                    10,750       12,937,625
    11.375%, 9/15/16                                     2,901        4,322,490
    Series A
    6.375%, 1/16/13                                        882          944,622
    8.00%, 9/24/22                                      13,015       15,403,252
    9.875%, 2/01/10                                      7,600        9,306,200
                                                                  -------------
                                                                     45,142,064
                                                                  -------------
Morocco--0.3%
Kingdom of Morocco Loan Participation FRN
    Series A
    2.781%, 1/01/09                                      1,124        1,103,520
                                                                  -------------
Panama--2.5%
Republic of Panama
    8.875%, 9/30/27                                        250          277,500
    9.375%, 7/23/12 - 4/01/29                            1,570        1,854,670
    9.625%, 2/08/11                                      1,695        1,991,625
    10.75%, 5/15/20                                      1,550        2,011,125
     IRB VRN
     3.75%, 7/17/14                                      2,093        2,029,962
                                                                  -------------
                                                                      8,164,882
                                                                  -------------
Peru--2.6%
Republic of Peru
   8.375%, 5/03/16                                       2,725        2,956,625
   8.75%, 11/21/33                                       1,485        1,588,950
   9.125%, 2/21/12                                       1,098        1,262,700
   9.875%, 2/06/15                                       2,391        2,863,223
                                                                  -------------
                                                                      8,671,498
                                                                  -------------
Philippines--3.8%
Republic of Philippines
    9.00%, 2/15/13                                       1,650        1,724,250
    9.50%, 2/02/30                                         690          685,688
    9.875%, 1/15/19                                      1,850        1,963,775
    10.625%, 3/16/25                                     7,468        8,244,672
                                                                  -------------
                                                                     12,618,385
                                                                  -------------
Russia--8.9%
Russian Federation
   5.00%, 3/31/30 (d)(e)                                28,138       29,508,320
                                                                  -------------

                                                     Principal
                                                        Amount
                                                         (000)       U.S.$ Value
--------------------------------------------------------------------------------

Turkey--4.0%
Republic of Turkey
    7.375%, 2/05/25                              $       1,330    $   1,315,038
    11.00%, 1/14/13                                      1,130        1,429,450
    11.50%, 1/23/12                                      4,080        5,212,200
    11.75%, 6/15/10                                      1,970        2,452,650
    11.875%, 1/15/30                                     2,130        3,040,575
                                                                  -------------
                                                                     13,449,913
                                                                  -------------
Ukraine--3.9%
Government of Ukraine
     6.875%, 3/04/11(d)                                  2,525        2,663,875
     7.65%, 6/11/13 (d)                                  6,067        6,658,532
     11.00%, 3/15/07 (d)                                 3,262        3,493,376
                                                                  -------------
                                                                     12,815,783
                                                                  -------------
Uruguay--1.0%
Republic of Uruguay
     7.875%, 1/15/33(f)                                  3,687        3,281,063
                                                                  -------------
Venezuela--3.7%
Republic of Venezuela
    3.69%, 4/20/11(d) FRN                                3,850        3,465,000
    5.375%, 8/07/10                                      2,525        2,323,000
    8.50%, 10/08/14                                        950          966,625
    9.25%, 9/15/27                                       5,311        5,467,675
                                                                  -------------
                                                                     12,222,300
                                                                  -------------
Total Sovereign Debt Obligations
   (cost $224,156,718)                                              255,183,452
                                                                  -------------

CORPORATE DEBT OBLIGATIONS--9.8%
Brazil--0.7%
PF Export Receivables Master Trust
   6.436%, 6/01/15 (d)                                   2,372        2,434,733
                                                                  -------------
Germany--2.2%
Aries Vermogensverwaltng
   9.60%, 10/25/14 (d)                                   5,250        6,487,950
Severstal
   9.25%, 4/19/14 (d)                                      686          695,398
                                                                  -------------
                                                                      7,183,348
                                                                  -------------
Indonesia--0.5%
Freeport-McMoRan Copper & Gold
   10.125%, 2/01/10                                      1,550        1,751,500
                                                                  -------------

                                                     Shares or
                                                     Principal
                                                        Amount
                                                         (000)       U.S.$ Value
--------------------------------------------------------------------------------

Kazakhstan--1.1%
Hurricane Finance
   9.625%, 2/12/10 (d)                           $         900    $     983,250
Kazkommerts International BV
    8.50%, 4/16/13 (d)                                     650          668,688
Tengizchevroil
    6.124%, 11/15/14 (d)                                 1,037        1,046,074
Turanalem Finance BV
    10.00%, 5/29/07 (d)                                  1,000        1,079,499
                                                                  -------------
                                                                      3,777,511
                                                                  -------------
Mexico--2.0%
Innova S de. R.L., SA
   9.375%, 9/19/13                                       3,180        3,609,300
Monterrey Power SA De C. V
   9.625%, 11/15/09 (d)                                    587          689,909
Vitro Envases NA
   10.75%, 7/23/11(d)                                    2,200        2,266,000
                                                                  -------------
                                                                      6,565,209
                                                                  -------------
Romania--0.4%
MobiFon Holdings BV
   12.50%, 7/31/10                                       1,100        1,311,750
                                                                  -------------

Russia--2.7%
Gazprom Oao
    8.625%, 4/28/34 (d)                                  5,000        5,843,000
    9.625%, 3/01/13 (d)                                    870        1,035,300
Mobile Telesystems Finance
    9.75%, 1/30/08 (d)                                   1,500        1,615,938
Tyumen Oil
    11.00%, 11/06/07 (d)                                   280          317,800
                                                                  -------------
                                                                      8,812,038
                                                                  -------------
Ukraine--0.2%
Kyivstar
    10.375%, 8/17/09 (d)                                   600          672,000
                                                                  -------------
Total Corporate Debt Obligations
   (cost $30,657,733)                                                32,508,089
                                                                  -------------

WARRANTS(g)--0.0%
Central Bank of Nigeria
    Warrants, expiring 11/15/20                          3,250               -0-
Republic of Venezuela
    Warrants, expiring 4/15/20                          48,195               -0-
                                                                  -------------
Total Warrants
   (cost $0)                                                                 -0-
                                                                  -------------

SHORT-TERM INVESTMENTS--13.4%
Time Deposits--13.4%
Societe Generale
   2.48%, 2/01/05
   (cost $44,500,000)                            $      44,500       44,500,000
                                                                  -------------

                                                                     U.S.$ Value
--------------------------------------------------------------------------------

Total Investments--100%
   (cost $299,314,451)
                                                                  $ 332,191,541

Other assets less liabilities--0.0%                                    (137,806)
                                                                  -------------

Net Assets--100%                                                  $ 332,053,735
                                                                  -------------

CALL OPTIONS WRITTEN

                                                         Exercise         Expiration
Description                        Contracts (h)          Price             Month              U.S. $ Value
-----------------------------------------------------------------------------------------------------------
Federal Republic of Brazil
11.00%, 8/17/40                      4,116,000           $115.05           Feb '05              $ (65,856)
Federal Republic of Brazil
11.00%, 8/17/40                      4,116,000            116.05           Feb '05                (41,160)
Federal Republic of Brazil
11.00%, 8/17/40                      1,620,000            113.90           Feb '05                (38,880)
Federal Republic of Brazil
11.00%, 8/17/40                      1,560,000            114.35           Feb '05                (34,320)
Federal Republic of Brazil
11.00%, 8/17/40                      1,560,000            115.10           Feb '05                (28,080)
Federal Republic of Brazil
11.00%, 8/17/40                      2,335,000            116.05           Feb '05                (30,355)
                                                                                                ---------
(premium received $228,742)                                                                     $(238,651)
                                                                                                ---------

CREDIT DEFAULT SWAP CONTRACTS

                                              Notional                                                            Unrealized
Swap Counterparty &                            Amount                 Interest            Termination            Appreciation/
Referenced Obligation                         (000's)                   Rate                  Date              (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:

Citigroup Global Markets, Inc.
Republic of Colombia
3.02%, 1/20/10                                 1,450                    3.02%               1/20/10               $   8,498
Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                                   900                    0.50               11/26/13                 (16,273)
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                               1,410                    5.60                3/20/14                 (82,751)

Sale Contracts:

Citigroup Global Markets, Inc
Federal Republic of Brazil
12.25%, 3/06/30                                3,300                    6.35                8/20/05                 204,614
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                                2,450                    4.40                5/20/06                 128,816
Citigroup Global Markets, Inc.
Republic of Colombia
1.13%, 1/20/07                                 2,900                    1.13                1/20/07                  (4,388)
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                               1,410                    4.95                3/20/09                  76,905
Credit Suisse First Boston
Federal Republic of Brazil
12.25%, 3/06/30                                1,900                    6.90                6/20/07                 228,649
Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27                               2,000                   17.75                2/13/08               1,023,811
Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                                1,620                    3.80                8/20/06                  89,748

REVERSE PURCHASE AGREEMENTS

                                       Interest
Broker                                   Rate        Maturity          Amount
--------------------------------------------------------------------------------
Citigroup Global Markets, Inc.           1.25%        2/11/05        $7,964,379

(a)  Security is in default and is non-income producing.
(b) Position or portion has been segregated by the Fund for the written call options outstanding at January 31, 2005. The value of this security amounted to $19,770,221 at January 31, 2005.
(c) Position, or portion thereof, with an aggregate market value of $7,967,142 has been segregated to collateralize reverse repurchase agreement.
(d) Securities are exempted from registration under Rule 144A of the securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31,2005, the aggregate market value of these securities amounted to $99,304,641 or 29.9% of net assets.
(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at January 31,2005.
(f)  Pay-In-Kind Payments (PIK).
(g)  Non-income producing security.
(h)  One contract relates to principal amount of $1.00.

     Glossary of Terms:
     DCB - Debt Conversion Bonds
     FRN - Floating Rate Note
     IRB - Interest Rate Reduction Bond
     VRN - Variable Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.       DESCRIPTION OF EXHIBIT

         11 (a) (1)        Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (a) (2)        Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Emerging Market Debt Fund, Inc.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         President

Date:    March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         President

Date:    March 31, 2005

By:      /s/ Mark D. Gersten
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    March 31, 2005